LOANS - Non-Accrual And Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	$ 3,408	$ 7,006	$ 6,412
60 to 89 Days Past Due	2,455	5,107	3,679
90 Days and Over	6,983	5,350	5,548
Total Past Due	12,846	17,463	15,639
Current	335,031	323,870	317,655
Total Loans Receivable	347,877	341,333	333,294
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	6,983	5,350	5,548
Ninety days past due and still accruing interest
Recorded investment in new TDRs		404	1,100
Residential Mortgage Loans
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	1,844	2,213	2,698
60 to 89 Days Past Due	1,032	1,472	1,161
90 Days and Over	1,873	2,194	2,046
Total Past Due	4,749	5,879	5,905
Current	163,604	162,401	170,705
Total Loans Receivable	168,353	168,280	176,610
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	1,873	2,194	2,046
1-4 Family First Lien Residential Mortgage
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	1,844	2,213	2,698
60 to 89 Days Past Due	1,032	1,472	1,161
90 Days and Over	1,873	2,194	2,046
Total Past Due	4,749	5,879	5,905
Current	162,396	160,419	168,050
Total Loans Receivable	167,145	166,298	173,955
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	1,873	2,194	2,046
Construction
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days and Over
Total Past Due
Current	1,208	1,982	2,655
Total Loans Receivable	1,208	1,982	2,655
Commercial Loans
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	1,322	3,793	3,481
60 to 89 Days Past Due	1,375	3,303	2,071
90 Days and Over	4,808	2,709	2,726
Total Past Due	7,505	9,805	8,278
Current	146,667	137,972	122,864
Total Loans Receivable	154,172	147,777	131,142
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	4,808	2,709	2,726
Real Estate
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	474	1,407	1,706
60 to 89 Days Past Due	269	1,901	1,833
90 Days and Over	3,817	1,934	1,794
Total Past Due	4,560	5,242	5,333
Current	97,999	90,294	76,996
Total Loans Receivable	102,559	95,536	82,329
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	3,817	1,934	1,794
Lines of Credit
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	176	341	496
60 to 89 Days Past Due		113	153
90 Days and Over	476	381	334
Total Past Due	652	835	983
Current	14,231	13,609	12,765
Total Loans Receivable	14,883	14,444	13,748
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	476	381	334
Other Commercial and Industrial Loans
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	672	2,045	1,279
60 to 89 Days Past Due	1,106	1,289	85
90 Days and Over	515	394	598
Total Past Due	2,293	3,728	1,962
Current	31,656	28,947	29,515
Total Loans Receivable	33,949	32,675	31,477
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	515	394	598
Municipal
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days and Over
Total Past Due
Current	2,781	5,122	3,588
Total Loans Receivable	2,781	5,122	3,588
Consumer Loans
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	242	1,000	233
60 to 89 Days Past Due	48	332	447
90 Days and Over	302	447	776
Total Past Due	592	1,779	1,456
Current	24,760	23,497	24,086
Total Loans Receivable	25,352	25,276	25,542
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	302	447	776
Home Equity and Junior Liens
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	238	954	207
60 to 89 Days Past Due	14	281	405
90 Days and Over	290	402	730
Total Past Due	542	1,637	1,342
Current	20,845	19,473	20,731
Total Loans Receivable	21,387	21,110	22,073
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	290	402	730
Other Consumer
Age analysis of past due loans receivable [Abstract]
30 to 59 Days Past Due	4	46	26
60 to 89 Days Past Due	34	51	42
90 Days and Over	12	45	46
Total Past Due	50	142	114
Current	3,915	4,024	3,355
Total Loans Receivable	3,965	4,166	3,469
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	$ 12	$ 45	$ 46